Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Compensation [Abstract]
Schedule of Fair Value Assumptions
The fair value per option was estimated at the date of grant using the following weighted-average assumptions:

For the Year Ended December 31,
2015
Risk-free interest rate	2.61% ~ 2.833%
Contract life	10 years
Expected volatility range	48.78% ~ 48.96%
Expected dividend yield	0.00%
Fair value of the underlying shares on the date of option grants (RMB)	16.23~22.63

Summary of Stock Option Activity

A summary of option activity during the years ended December 31, 2015, 2016 and 2017 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB

Outstanding, as of January 1, 2015	15,153,023	0.1	8.6	-
Granted	4,472,745
Forfeited	(1,311,296)
Expired	(113,421)
Exercised	(1,626,197)			29,443

Outstanding, as of December 31, 2015	16,574,854	3.5	8.0	-

Granted	-
Forfeited	(1,118,589)
Expired	(59,813)
Exercised	(2,544,255)			50,199

Outstanding, as of December 31, 2016	12,852,197	2.2	7.2	-

Granted	-
Forfeited	(148,965)
Expired	-
Exercised	(5,126,034)			269,696

Outstanding, as of December 31, 2017	7,577,198	1.1	6.3	-

Vested and expected to vest as of December 31, 2017	7,263,589	0.9	6.3	479,380
Exercisable as of December 31, 2017	5,731,293	0.4	6.1	385,205

Schedule of restricted share units activities
A summary of the restricted share units activities under the 2015 Plan during the years ended December 31, 2016 and 2017 is presented below:

	Number of restricted share units	Weighted-Average Grant-Date Fair Value
		RMB
Outstanding, as of January 1, 2016	3,976,311	17.28
Granted	3,663,574	18.32
Forfeited	(793,355)

Outstanding, as of December 31, 2016	6,846,530	17.83

Granted	1,548,747	45.96
Vested	(1,587,381)	17.19
Forfeited	(653,277)

Outstanding, as of December 31, 2017	6,154,619	24.91

Schedule of Allocated Share-Based Compensation Expense
	For Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Fulfillment	1,440	1,755	2,904
Sales and marketing	9,793	13,370	20,363
Technology and content	5,047	7,875	13,822
General and administrative	8,915	11,185	21,142

	25,195	34,185	58,231